Annuity Investors ®
Life Insurance Company
May 7, 2007
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Annuity Investors Variable Account C The Commodore Majesty Variable Annuity File Nos. 333-88302 and 811-21095 Rule 497(j) Certification
     Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account C (the “Registrant”) certifies that (1) the form of Statement of Additional Information for the Commodore Majesty Variable Annuity that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 10) to the Registrant’s Registration Statement, and (2) the text of the most recent Post-Effective Amendment was filed electronically on May 1, 2007.
     Please address any questions or comments to Karen McLaughlin at 513.412.1465.

Sincerely yours,

Annuity Investors Life Insurance Company

By:	/s/ John P. Gruber

John P. Gruber Senior Vice President, General Counsel and Secretary
525 Vine Street, 7th Floor, Cincinnati, Ohio 45202
Mailing Address: P.O. Box 5423, Cincinnati, Ohio 45201-5423
800.789.6771   Fax 513.412.3766